Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Summary of Long-Term Debt
The following table and subsequent information includes the Company’s long-term debt, excluding such amounts of the Teekay Gas Business (see Note 21), as at the dates indicated:

	December 31, 2023 $	December 31, 2022 $
Convertible Senior Notes (5%) due January 2023	—	21,184
Total principal	—	21,184
Less: unamortized discount and debt issuance costs	—	—
Total debt	—	21,184
Less: current portion	—	(21,184)
Long-term portion	—	—